Commitments and Contingencies (Details) - CNY (¥)		20 Months Ended
	Dec. 18, 2023	Aug. 31, 2023	Dec. 31, 2023
Commitments and Contingencies [Line Items]
Plaintiff overdue rental expenses		¥ 25,235,000
Payment to contract	¥ 72,410,000
Amount of liquidated damages	¥ 20,000,000
Qingtian International School [Member]
Commitments and Contingencies [Line Items]
Total future lease			¥ 2,621,086